COMMITMENTS AND CONTINGENCIES (Detail Narrative) - USD ($)	Nov. 30, 2019	Aug. 31, 2019
Series A Preferred Stock [Member]
Bank withdrawal	$ 19,104
Paid back of money to bank	$ 6,500
Green Money Enterprise [Member]
Bank withdrawal		$ 19,104
Paid back of money to bank		$ 6,500